GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Retained Earnings (Accumulated Deficit)	$ 15,375,643						$ 15,375,643		$ 11,287,754	$ 9,938,620
Net Income (Loss) Attributable to Parent	537,019	$ 602,258	$ 2,467,101	$ 69,258	$ (1,811,817)	$ (2,872,433)	3,606,378	$ (4,614,991)	(4,464,079)	(3,340,238)
Net Cash Provided by (Used in) Operating Activities							2,826,804	496,979	653,107	1,408,786
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
Retained Earnings (Accumulated Deficit)	2,038,733						2,038,733		1,467,361	1,108,290
Net Income (Loss) Attributable to Parent	$ 243,629			$ 65,535			571,372	282,286	359,071	597,117	$ 464,173
Net Cash Provided by (Used in) Operating Activities							$ 687,675	$ 197,186	$ (87,038)	$ 542,905